Loss Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Components of the numerator for the calculation of basic and diluted EPS
Net loss attributable to Golar LNG Limited stockholders - basic and diluted	$ (281,683)	$ (236,724)
Weighted average number of shares outstanding
Weighted average number of common shares outstanding, basic and diluted (in shares)	95,630	100,802
Losses per share
Basic and diluted loss per share (in USD per share)	$ (2.95)	$ (2.35)